CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,999	$ 3,257	$ 6,300
Accounts receivable:
Trade, net	546	405	635
Other	204	142	359
Prepaid expenses	62	75	150
Inventory	511	753	1,924
Total current assets	3,322	4,632	9,368
NON-CURRENT ASSETS:
PROPERTY, PLANT AND EQUIPMENT, net	436	472	622
Deferred issuance costs		85	153
Funds in respect of employees rights upon retirement	411	502	498
Long-term prepaid expenses			66
Royalties buyout	75	87	752
Total non-current assets	922	1,146	2,091
Total assets	4,244	5,778	11,459
Accounts payable and accruals:
Trade	453	512	909
Other	2,139	2,006	3,576
Advanced payment from customers	169	167	179
Current maturity of loan	4,294	4,234	3,809
Total current liabilities	7,055	6,919	8,473
LONG-TERM LIABILITIES:
Liability for employees rights upon retirement	$ 584	706	687
Long-term loan		1,099	5,086
Total long-term liabilities	$ 584	$ 1,805	$ 5,773
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	$ 7,639	$ 8,724	$ 14,246
EQUITY (CAPITAL DEFICIENCY):
Common stock, par value $0.0001 per share; 50,000,000 shares authorized; 10,671,187, 7,676,074 and 4,136,852, shares issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 2014 respectively	1	1
Additional paid-in capital	122,209	120,049	104,624
Accumulated deficit	(125,605)	(122,996)	(107,411)
Total capital deficiency	(3,395)	(2,946)	(2,787)
Total liabilities net of capital deficiency	$ 4,244	$ 5,778	$ 11,459